Sales Leaseback (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total lease payment	$ 590,865
Less: foreign exchange effect	(31,634)
Less: payments during the year	(168,589)
Total loan balance as of December 31, 2018	389,642
Less: current portion of payment obligation	(177,291)	$ (179,182)
Long term payable as of December 31, 2017	$ 212,351	$ 411,683